Significant Accounting Policies (Details) - Employees' Profit Sharing and 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common Investment Trust
Significant Accounting Policies
Unfunded commitments	$ 0
Participant withdrawal period of principal stable value fund	30 days
Plan sponsor-directed withdrawal of principal stable value fund	12 months
Prior notice period for plan sponsor-directed withdrawal of large cap growth fund and T. Rowe price retirement trusts	5 days
Withdrawal notice threshold amount of large cap growth fund and T. Rowe price retirement trusts	$ 1,000,000
Number of units	1,262,812	1,503,069
Unit value	$ 87.89	$ 108.62
Common stock
Significant Accounting Policies
Investments	$ 108,690,938	$ 160,064,047
Investments percentage	14.00%	21.00%